19. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Pursuant to FASB ASC 855, Management has evaluated all events and transactions that occurred from September 30, 2017 through the date of issuance of these financial statements. During this period, we did not have any significant subsequent events, except as disclosed below:

•	On October 3, 2017, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors named therein (the “Investors”), pursuant to which the Company agreed to issue and sell, in a registered direct offering by the Company directly to the Investors (the “Registered Offering”), an aggregate of 1,647,691 shares Common Stock, at an offering price of $3.90 per share for gross proceeds of approximately $6,425,995 before deducting the placement agent fee and related offering expenses. The Shares were offered by the Company pursuant to a registration statement on Form S-3 (File No. 333-214805), which was filed with the Securities and Exchange Commission (the “Commission”) on November 25, 2016 and was declared effective by the Commission on December 19, 2016 (the “Registration Statement”).
•	In a concurrent private placement (the “October 2017 Private Placement” and together with the Registered Offering, the “Offerings”), the Company agreed to issue to the Investors who participated in the Registered Offering warrants (the “Offering Warrants” and collectively with the Shares, the “Securities”) exercisable for one share of Common Stock for each Share purchased in the Registered Offering for an aggregate of 1,647,691 shares of Common Stock at an exercise price of $3.90 per share. Each Offering Warrant will be immediately exercisable on the date of its issuance and will expire five years from the date it becomes exercisable. Subject to limited exceptions, a holder of an Offering Warrant will not have the right to exercise any portion of its warrants if the holder, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to such exercise (the “Beneficial Ownership Limitation”); provided, however, that upon 61 days’ prior notice to the Company, the holder may increase or decrease the Beneficial Ownership Limitation, provided further that in no event shall the Beneficial Ownership Limitation exceed 9.99%. The Offering Warrants and the shares of our Common Stock issuable upon the exercise of the Offering Warrants are not being registered under the Securities Act of 1933, as amended (the “Securities Act”), were not offered pursuant to the Registration Statement and were offered pursuant to the exemption provided in Section 4(a)(2) under the Securities Act, and Rule 506(b) promulgated thereunder.
•	On October 2, 2017, the Company entered into an Engagement Letter (the “Engagement Letter”) with Chardan (the “Placement Agent”) pursuant to which the Company engaged Chardan as its placement agent in connection with the Offerings. The Placement Agent agreed to use its reasonable best efforts to arrange for the sale of the Securities. The Company agreed to pay the Placement Agent a placement agent fee in cash equal to 9.0% of the gross proceeds from the sale of the Securities and to reimburse certain out-of-pocket expenses of up to $35,000. The Engagement Letter also contains representations, warranties, indemnification and other provisions customary for transactions of this nature.
•	Subsequent to September 30, 2017, the Company issued 25,000 shares of Common Stock upon conversion of 75 shares of Series A Convertible Preferred Stock as a conversion prices of $3.00 per share.

Pursuant to FASB ASC 855, Management has evaluated all events and transactions that occurred from December 31, 2016 through the date of issuance of these financial statements. During this period, we did not have any significant subsequent events, except as disclosed below:

•

Subsequent to the end of the fiscal year, on January 10, 2017, the Company entered into an amendment of our home entertainment Distribution Agreement with Sony pursuant to which, among other things, Sony agreed to pay DADC $1,489,583, the amount which was owed and payable by us to DADC for the disk replication, packaging and distribution services.

In connection with such transaction, we issued Sony 301,231 shares of our common stock at $4.945 per share, Sony’s exclusive territory for exercising its home entertainment distribution rights under the Distribution Agreement was extended from the United States and Canada to worldwide, and the amount of advances subject to recoupment by Sony out of royalty payments that would otherwise be due to us under the Distribution Agreement was increased by the amount of the payment to DADC. (See Notes 7 and 8 for additional information about this transaction.)

•

On February 9, 2017, the Company entered into the Private Transaction pursuant to the Agreement with certain holders of the Company’s Original Warrants. The Original Warrants were originally issued on November 3, 2015, to purchase an aggregate of 1,443,362 shares of the Company’s common stock at an exercise price of $3.30 per share and were to expire on November 3, 2020.

Pursuant to the Agreement, the holders of the Original Warrants and the Company agreed that such Original Warrant holders would exercise their Original Warrants in full and the Company would issue to each such holder new warrants, with the new warrants being identical to the Original Warrants except that the termination date of such new warrants is February 10, 2022 (the “Reload Warrants”). In addition, depending on the number of Original Warrants exercised by all holders of the Original Warrants, the Company also agreed to issue to the holders another new warrant, identical to the Original Warrant except that the exercise price of such warrant is $5.30 and such warrant is not exercisable until August 10, 2017 (the “Market Price Warrants” and together with the Reload Warrants, the “New Warrants”).

The Company received gross proceeds of $3,866,573 from the exercise of the Original Warrants and issued Reload Warrants to purchase an aggregate of 799,991 shares of the Company’s common stock and Market Price Warrants to purchase an aggregate of 371,699 shares of the Company’s common stock.

Chardan acted as financial advisor on the Private Transaction in consideration for which Chardan received $363,617 and will be issued New Warrants for 115,000 shares of the Company’s common stock.

•	On various dates subsequent to December 31, 2016, an investor converted 450 shares of Series A Convertible Preferred Stock into 150,000 shares of the Company’s common stock at a conversion price of $3.00.

•	On various dates subsequent to December 31, 2016, the Company issued 18,522 shares of Common Stock to certain consultants for services rendered totaling $100,000.